Related party balances and transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party balances and transactions

Note 14 – Related party balances and transactions

Nature of relationships with related parties

Related parties	Relationship
Ms. Rhonda Wong	Shareholder, Director, Chief Executive Officer
Vienna Management Ltd	Shareholder, wholly-owned by the Chairman of the board of Directors
Mr. Loh Kim Kang David (“Mr. Loh”)	Shareholder, the Chairman of the board of Directors
Termbasu Holding Pte Ltd	Owned by the Chairman of the board of Directors

For the years ended December 2021, 2022 and 2023

Related party balances

Transaction nature	Name	2021		2022		2023		2023
		SGD		SGD		SGD		USD
Amount due to	Vienna Management Ltd	-		2,290,044	ii	-		-

Amount due from	Vienna Management Ltd	870,728	[i]

Amount due from	Anthill Corp	-		-		3,495	iv	2,649

Contract liability	Mr. Loh	-		103,908	iii	-		-

Amount due to	Ms. Wong Wan Chew	-		-		240,000	[v]	181,915

Amount due to	Ms Wong Wan Pei	-		-		188,425	vi	142,822

[i]	The Company had an unsecured, interest-free loan to Vienna Management Ltd amounting to S$870,728 in December 2021. As of December 31, 2021 and 2022, the loan balance due from Vienna Management Ltd amounted to S$870,728 and nil respectively. The amounts were wholly settled in cash in February 2022.

iii	On May 1, 2019 and December 1, 2022 the Company entered into two separated interest-free loan facility agreements with Vienna Management Ltd, one of the Company’s major shareholders. Both revolving loan facility agreements offered up to S$2.0 million each for general working capital and general corporate purposes. The amount of S$2,290,044 (US$1,708,478) on December 31, 2022 had been fully settled in March 2023.

iii	On February 25, 2022, the Company entered into a services agreement with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in consideration S$3,618,250 (US$2,699,381). The Company received in advance of completion of performance obligations under an agreement amounted to S$103,908 (US$77,520) as of December 31, 2022.

iv	On June 22, 2023, the Company extended payment for Notarization services for Anthill Corp in view of operational urgency. This amount will be recovered by December 31, 2024 from Anthill Corp.

[v]	On December 28, 2023, Ms. Wong Wan Chew made short-term advances to the Company S$240,000 for general working capital and general corporate purposes.

vi	On March 10 and September 12, 2023, Ms. Wong Wan Pei paid on behalf of the Company using her credit card facility for PropertyGuru advertisement packages for the amounts of S$169,817 and S$110,000, respectively, while the Company repaid the monthly instalments. During the year, the accumulated credit card settlements amounted to S$291,392 and resulted an overpayment of S$11,575. On November 30, 2023, Ms. Wong Wan Pei made short-term advances to the Company S$200,000 for general working capital and general corporate purposes.

Related party transactions

Transaction nature	Name	December 31, 2021		December 31, 2022		December 31, 2023		December 31, 2023
		SGD		SGD		SGD		USD
Brokerage services provided to	Ms. Rhonda Wong	1,050	(1)	2,900	(1)	-		-
Brokerage services provided to	Mr. David Loh			-		11,000	(3)	8,338
Brokerage services provided to	Termbasu Holding Pte Ltd	254,786	(2)	-		-		-
Emerging and other services to	Mr. David Loh	-		2,981,957	(4)	511,040	(4)	387,357
Emerging and other services to	Ms. Rhonda Wong	-		1,199	(5)	288	(5)	218

(1)

Ms. Rhonda Wong engaged the Company to look for tenant for a property in September 2021 and March 2022. The respective project was completed during year ended December 31, 2021 and 2022, and Ms. Rhonda Wong paid the rental commission to the Company, being S$1,050 and S$2,900 (US$2,164).

(2)	Termbasu Holding Pte Ltd entered seven (7) service agreements with the Company to sale seven (7) private properties in January 2022. The commission was 2% of transaction price and paid upon completion of the transactions during the year ended December 31, 2022.

(3)	Mr. David Loh engaged the Company to look for a tenant for a property and was completed during the year ended December 31, 2023. Mr. David Loh paid a service fee of S$11,000 (US$8,338) to the Company.

(4)	On February 25, 2022, the Company entered into a services agreement with subsequent various orders with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in total consideration S$3,492,997 (US$2,612,033). For the year ended December 31, 2022, the project was not completed and Mr. Loh. paid to the Company in consideration S$3,085,865 (US$2,302,197). The Company received in advance of completion of performance obligations under an agreement amounted to S$103,908 (US$77,520) as of December 31, 2022. During the year ended December 31, 2022, the Company recognized revenue S$2,981,957 (US$2,224,676) for the project. During the year ended December 31, 2023, revenue recognized for the services agreement with Mr. David Loh for S$511,040 (US$387,357).

(5)

Ms. Rhonda Wong engaged the Company to move and clean her house in April 2022. The project was completed during year ended December 31, 2022, and Ms. Rhonda Wong paid a service fee of S$1,199 (US$896) to the Company.

Ms. Rhonda Wong engaged the Company to perform aircon cleaning for her house and the project was completed during the year ended December 31, 2023, and Ms. Rhonda Wong paid a service fee of S$288 (US$218) to the Company.